PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) ¥ in Thousands	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 CNY (¥)	May 10, 2021 USD ($)	May 10, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	$ 945,507	$ 210,916	$ 219,906
Future minimum capital expenditures on construction in progress	16,000,000.0			¥ 114,000
Construction in progress	5,000,000.0
Tongchuan & Yumen CIP Project [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	5,600,000
Future minimum capital expenditures on construction in progress next twelve months	5,000,000.0
Yumen CIP Project [Member]
Property, Plant and Equipment [Line Items]
Future minimum capital expenditures on construction in progress					$ 5,600,000	¥ 200,000
Future minimum capital expenditures on construction in progress next twelve months	5,000,000
Yumen CIP Project [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Future minimum capital expenditures on construction in progress | ¥						¥ 40,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Addition construction in progress	6,700,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Addition construction in progress	$ 1,900,000